Going Concern and Liquidity	3 Months Ended
Sep. 30, 2017
Successor
Going Concern and Liquidity

NOTE 4–GOING CONCERN AND LIQUIDITY

Our financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. We have incurred significant recurring losses, which have resulted in an accumulated deficit of $11,095,620, net loss of $5,941,233, and net cash used in operations of $1,589,914 for the six months ended September 30, 2017. Additionally, as of September 30, 2017, we had cash of $1,920 and a working capital deficit of $3,468,378. These factors raise substantial doubt about our ability to continue as a going concern.

Historically we have relied on increasing revenues and new debt financing to pay for operational expenses and debt as it came due. During the six months ended September 30, 2017, we raised $368,253 in cash proceeds from related parties, $1,675,000 in cash proceeds from new lending arrangements, and $492,000 from the sale of common stock. Additionally, during the six months ended September 30, 2017, we have exchanged $2,322,606 worth of debt into shares of common stock. Going forward we plan to reduce obligations with cash flow provided by operations and pursue additional debt and equity financing, however, we cannot assure that funds will be available on terms acceptable us, or if available, will be sufficient to enable us to fully complete our development activities or sustain operations. Nevertheless, the shortage of working capital adversely affects our ability to develop or participate in activities that promote our business, because a substantial portion of cash flow goes to reduce debt rather than to advance operating activities.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate our continuation as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.